Deferred Policy Acquisition Costs and Present Value of Future Profits (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
Changes in deferred policy acquisition costs and present value of future profits
Changes in the DAC balance are as follows:

	For the years ended December 31,
	2013	2012	2011
Balance, beginning of period	$3,072	$3,448	$3,694
Deferred costs	16	329	381
Amortization — DAC	(124)	(280)	(290)
Amortization — Unlock benefit (charge), pre-tax	(104)	(44)	(137)
Amortization — DAC from discontinued operations	—	(35)	(47)
Amortization — DAC related to business dispositions [1] [2]	(2,229)	—	—
Adjustments to unrealized gains and losses on securities available-for-sale and other [3]	58	(346)	(154)
Effect of currency translation	—	—	1
Balance, end of period	$689	$3,072	$3,448